Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 28, 2011
Registrant Name	dei_EntityRegistrantName	Global X Funds
Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 28, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011

Global X FTSE Denmark 20 ETF (Prospectus Summary): | Global X FTSE Denmark 20 ETF
Global X FTSE Denmark 30 ETF

Important Notice Regarding Change in

ETF Name, Index and Related Matters

GLOBAL X FUNDS

Global X FTSE Denmark 30 ETF

Supplement Dated October 28, 2011

to the

Prospectus Dated March 1, 2011, as supplemented

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

The following changes will take effect for the Fund effective immediately.

	Current	New
ETF Name	Global X FTSE Denmark 30 ETF	Global X FTSE Denmark 20 ETF
Index	FTSE Denmark 30 Index	FTSE Denmark 20 Index
Index Components	30	20

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Global X FTSE Denmark 20 ETF (Prospectus Summary): | Global X FTSE Denmark 20 ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global X FTSE Denmark 30 ETF
Supplement Text	ck0001432353_SupplementTextBlock

Important Notice Regarding Change in

ETF Name, Index and Related Matters

GLOBAL X FUNDS

Global X FTSE Denmark 30 ETF

Supplement Dated October 28, 2011

to the

Prospectus Dated March 1, 2011, as supplemented

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

The following changes will take effect for the Fund effective immediately.

	Current	New
ETF Name	Global X FTSE Denmark 30 ETF	Global X FTSE Denmark 20 ETF
Index	FTSE Denmark 30 Index	FTSE Denmark 20 Index
Index Components	30	20

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Global X FTSE Finland 25 ETF (Prospectus Summary): | Global X FTSE Finland 25 ETF
Global X FTSE Finland 30 ETF

Important Notice Regarding Change in

ETF Name, Index and Related Matters

GLOBAL X FUNDS

Global X FTSE Finland 30 ETF

Supplement Dated October 28, 2011

to the

Prospectus Dated March 1, 2011, as supplemented

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

The following changes will take effect for the Fund effective immediately.

	Current	New
ETF Name	Global X FTSE Finland 30 ETF	Global X FTSE Finland 25 ETF
Index	FTSE Finland 30 Index	FTSE Finland 25 Index
Index Components	30	25

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Global X FTSE Finland 25 ETF (Prospectus Summary): | Global X FTSE Finland 25 ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global X FTSE Finland 30 ETF
Supplement Text	ck0001432353_SupplementTextBlock

Important Notice Regarding Change in

ETF Name, Index and Related Matters

GLOBAL X FUNDS

Global X FTSE Finland 30 ETF

Supplement Dated October 28, 2011

to the

Prospectus Dated March 1, 2011, as supplemented

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

The following changes will take effect for the Fund effective immediately.

	Current	New
ETF Name	Global X FTSE Finland 30 ETF	Global X FTSE Finland 25 ETF
Index	FTSE Finland 30 Index	FTSE Finland 25 Index
Index Components	30	25

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE